UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2012

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		April 18, 2012
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	$451,472 	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole
mdrx
01988P108
$4,126.78
248,601
Sole
None
248,601
mo
02209s103
$231.96
7,514
Sole
None
7,514
acc
024835100
$8,540.27
190,972
Sole
None
190,972
axp
025816109
$9,882.14
170,794
Sole
None
170,794
aapl
037833100
$659.51
1,100
Sole
None
1,100
bhi
057224107
$431.98
10,300
Sole
None
10,300
big
089302103
$7,732.89
179,751
Sole
None
179,751
biel
09062H108
$0.12
60,000
Sole
None
60,000
bp
055622104
$429.39
9,542
Sole
None
9,542
bmy
110122108
$319.44
9,465
Sole
None
9,465
cat
149123101
$388.80
3,650
Sole
None
3,650
cvm
150837409
$4.80
10,000
Sole
None
10,000
cvx
166764100
$3,175.45
29,619
Sole
None
29,619
csco
17275R102
$6,339.73
299,751
Sole
None
299,751
cns
19247A100
$14,043.11
440,223
Sole
None
440,223
cl
194162103
$234.67
2,400
Sole
None
2,400
cmcsa
20030N101
$12,307.64
410,118
Sole
None
410,118
data
238134100
$3.50
10,000
Sole
None
10,000
dgit
25400b108
$4,424.43
433,343
Sole
None
433,343
eog
26875P101
$8,173.07
73,565
Sole
None
73,565
el
518439104
$9,020.69
145,636
Sole
None
145,636
xom
30231G102
$950.04
10,954
Sole
None
10,954
fecof
30246x108
$1.96
170,600
Sole
None
170,600
finn
335720108
$451.40
122
Sole
None
122
fmer
337915102
$1,726.95
102,429
Sole
None
102,429
fcea
345550107
$12,126.43
774,357
Sole
None
774,357
ben
354613101
$8,127.93
65,532
Sole
None
65,532
gmt
361448103
$8,640.44
214,403
Sole
None
214,403
gy
368682100
$9,276.36
1,306,530
Sole
None
1,306,530
ge
369604103
$8,984.44
447,655
Sole
None
447,655
hpq
428236103
$5,325.31
223,471
Sole
None
223,471
hwic
40441e102
$0.58
32,165
Sole
None
32,165
nsp
45778Q107
$8,607.51
280,924
Sole
None
280,924
intc
458140100
$9,902.58
352,217
Sole
None
352,217
ibm
459200101
$760.11
3,643
Sole
None
3,643
jpm
46625H100
$8,217.87
178,727
Sole
None
178,727
jnj
478160104
$6,639.23
100,655
Sole
None
100,655
kalu
483007704
$7,746.67
163,916
Sole
None
163,916
kmt
489170100
$8,549.94
192,004
Sole
None
192,004
kmb
494368103
$262.75
3,556
Sole
None
3,556
kft
50075n104
$230.64
6,068
Sole
None
6,068
lzoex
52106n764
$4,294.00
212,996
Sole
None
212,996
embox
52106N418
$177.10
15,441
Sole
None
15,441
ltm
53217R207
$8,651.87
171,087
Sole
None
171,087
lqdt
53635B107
$10,234.69
228,453
Sole
None
228,453
lkqx
501889208
$8,290.63
265,981
Sole
None
265,981
l
540424108
$2,600.80
65,232
Sole
None
65,232
mmp
559080106
$354.47
4,900
Sole
None
4,900
mchx
56624r108
$4,516.64
1,012,699
Sole
None
1,012,699
mrk
58933Y105
$7,479.13
194,769
Sole
None
194,769
mod
607828100
$5,945.47
673,326
Sole
None
673,326
nfx
651290108
$5,943.39
171,378
Sole
None
171,378
ndsn
655663102
$14,451.04
265,108
Sole
None
265,108
jwn
655664100
$8,851.23
158,852
Sole
None
158,852
noc
666807102
$6,272.79
102,698
Sole
None
102,698
nvpt
669875106
$0.00
12,000
Sole
None
12,000
omn
682129101
$8,722.57
1,292,233
Sole
None
1,292,233
orcl
68389X105
$9,690.22
332,312
Sole
None
332,312
pfe
717081103
$594.57
26,256
Sole
None
26,256
pm
718172109
$1,115.33
12,587
Sole
None
12,587
pg
742718109
$445.06
6,622
Sole
None
6,622
pgr
743315103
$3,314.97
143,010
Sole
None
143,010
phm
745867101
$8,381.41
947,052
Sole
None
947,052
slb
806857108
$10,656.21
152,384
Sole
None
152,384
schw
808513105
$9,749.27
678,446
Sole
None
678,446
spg
828806109
$12,229.69
83,949
Sole
None
83,949
skul
83083j104
$7,098.81
448,440
Sole
None
448,440
swks
83088m102
$9,349.18
338,126
Sole
None
338,126
sbux
855244109
$1,327.11
23,745
Sole
None
23,745
sivb
78486q101
$392.47
6,100
Sole
None
6,100
thc
88033G100
$7,844.95
1,477,391
Sole
None
1,477,391
ter
880770102
$12,278.98
726,997
Sole
None
726,997
ttek
88162G103
$11,227.59
425,933
Sole
None
425,933
twx
887317303
$6,177.22
163,635
Sole
None
163,635
rig
H8817H100
$6,040.96
110,438
Sole
None
110,438
dis
254687106
$8,851.64
202,185
Sole
None
202,185
wfc
949746101
$7,693.48
225,351
Sole
None
225,351
wy
962166104
$9,444.48
430,861
Sole
None
430,861
wyn
98310W108
$13,783.15
296,348
Sole
None
296,348